Seward & Kissel LLP
1200 G Street, N.W.
Suite 350
Washington, DC  20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

April 6, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Morgan Creek Global Equity Long/Short Fund File Nos.: 333-169080 and 811-22460

Dear Sir or Madam:

Filed herewith, on behalf of Morgan Creek Global Equity Long/Short Fund, a Delaware statutory trust (the “Fund”), and in connection with the registration of the Fund under the Investment Company Act of 1940 (the “1940 Act”) and the proposed registration of 50,000 shares of beneficial interest of the Fund under the Securities Act of 1933, please find a Pre-Effective Amendment No. 1 to the initial registration statement on Form N-2 (the “registration statement”).  The Pre-Effective Amendment No. 1 is being filed for the purpose of responding to the staff’s comments to the initial registration statement filed on August 27, 2010 to register the shares of the Fund.

Please direct any comments or questions to Bibb L. Strench or the undersigned at (202) 661-7144.

Sincerely,

/s/ Young Seo
Young Seo

Attachment
cc:       Bibb L. Strench